Basis of accounting, Currency translation rates (Detail)	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.11	1.11	1.12	1.11	1.12	1.19
Average rate	1.10	1.13	1.11	1.12	1.11
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.07	1.08	1.09	1.07	1.09	1.10
Average rate	1.07	1.08	1.09	1.08	1.09
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.26	1.26	1.27	1.26	1.27	1.28
Average rate	1.26	1.26	1.27	1.26	1.24
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.62	0.66	0.69	0.62	0.69	0.71
Average rate	0.63	0.67	0.71	0.65	0.73